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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      09/30//2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Zweig Advisers, LLC
                 -------------------------------
   Address:      900 Third Ave.
                 -------------------------------
                 New York, NY 10022
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-2621
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARC BALTUCH
         -------------------------------
Title:   CHIEF COMPL. OFFICER
         -------------------------------
Phone:   212-451-1100
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Marc Baltuch                   New York, New York   November 8, 2009
-------------------------------    ------------------   --------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   1
                                                           --------------------

Form 13F Information Table Entry Total:                              50
                                                           --------------------

Form 13F Information Table Value Total:    $ 493462 (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
     1         28-2621                      EUCLID ADVISORS LLC
     ------    --------------------         ---------------------------------

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
           ITEM 1                ITEM 3     ITEM 4      ITEM 5      ITEM 6    ITEM 7    ITEM 8
                                            MARKET      SHARES    INVESTMENT            VOTING
NAME OF ISSUER                   CUSIP       VALUE      OWNED     DISCRETION  MANAGER  AUTHORITY
------------------------------------------------------------------------------------------------
ALCOA INC                      013817101    7150400     545000     (a)sole      n/a    (a)sole
ALLSTATE CORP                  020002101    6338340     207000     (a)sole      n/a    (a)sole
ALTRIA GROUP INC               02209S103   11113440     624000     (a)sole      n/a    (a)sole
AT&T INC                       00206R102   11452240     424000     (a)sole      n/a    (a)sole
BIOGEN IDEC INC                09062X103    9346200     185000     (a)sole      n/a    (a)sole
BOEING CO                      097023105   11100750     205000     (a)sole      n/a    (a)sole
BUNGE LTD                      G16962105    9328890     149000     (a)sole      n/a    (a)sole
CATERPILLAR INC                149123101    7494180     146000     (a)sole      n/a    (a)sole
CISCO SYSTEMS INC              17275R102   10922560     464000     (a)sole      n/a    (a)sole
CONOCOPHILLIPS                 20825C104    9799720     217000     (a)sole      n/a    (a)sole
CONTINENTAL AIRLINES-CLASS B   210795308   10883280     662000     (a)sole      n/a    (a)sole
CORNING INC                    219350105    9507510     621000     (a)sole      n/a    (a)sole
COSTCO WHOLESALE CORP          22160K105   10501560     186000     (a)sole      n/a    (a)sole
EXELON CORP                    30161N101   10866780     219000     (a)sole      n/a    (a)sole
FOSTER WHEELER AG              H27178104    8360420     262000     (a)sole      n/a    (a)sole
FREEPORT-MCMORAN COPPER        35671D857    9811230     143000     (a)sole      n/a    (a)sole
GILEAD SCIENCES INC            375558103    8896780     191000     (a)sole      n/a    (a)sole
GOLDMAN SACHS GROUP INC        38141G104   10323600      56000     (a)sole      n/a    (a)sole
HALLIBURTON CO                 406216101   10386960     383000     (a)sole      n/a    (a)sole
HEWLETT-PACKARD CO             428236103    9961310     211000     (a)sole      n/a    (a)sole
HUDSON CITY BANCORP INC        443683107    8784200     668000     (a)sole      n/a    (a)sole
INTL BUSINESS MACHINES CORP    459200101   10406070      87000     (a)sole      n/a    (a)sole
JOHNSON & JOHNSON              478160104   11325540     186000     (a)sole      n/a    (a)sole
L-3 COMMUNICATIONS HOLDINGS    502424104    9558080     119000     (a)sole      n/a    (a)sole
MASSEY ENERGY CO               576206106    6052130     217000     (a)sole      n/a    (a)sole
MCDONALD'S CORP                580135101   11128650     195000     (a)sole      n/a    (a)sole
MERCK & CO. INC.               589331107   11766360     372000     (a)sole      n/a    (a)sole
MICROSOFT CORP                 594918104   10692570     413000     (a)sole      n/a    (a)sole
NIKE INC -CL B                 654106103   12487100     193000     (a)sole      n/a    (a)sole
NOKIA CORP-SPON ADR            654902204    9386040     642000     (a)sole      n/a    (a)sole
NUCOR CORP                     670346105   10671270     227000     (a)sole      n/a    (a)sole
OCCIDENTAL PETROLEUM CORP      674599105   10740800     137000     (a)sole      n/a    (a)sole
PEPSICO INC                    713448108   10910760     186000     (a)sole      n/a    (a)sole
PETROLEO BRASILEIRO S.A.-ADR   71654V408   10052100     219000     (a)sole      n/a    (a)sole
PHILIP MORRIS INTERNATIONAL    718172109   13744680     282000     (a)sole      n/a    (a)sole
POTASH CORP OF SASKATCHEWAN    73755L107    8582300      95000     (a)sole      n/a    (a)sole
POWERSHARES DB AGRICULTURE F   73936B408    8885540     349000     (a)sole      n/a    (a)sole
PROSHARES ULTRASHORT S&P500    74347R883    6066000     150000     (a)sole      n/a    (a)sole
QUALCOMM INC                   747525103   11784760     262000     (a)sole      n/a    (a)sole
REINSURANCE GROUP OF AMERICA   759351604    7091400     159000     (a)sole      n/a    (a)sole
RESEARCH IN MOTION             760975102    7025200     104000     (a)sole      n/a    (a)sole
ST JUDE MEDICAL INC            790849103    8504180     218000     (a)sole      n/a    (a)sole
STATE ST-IN L-IS               85749P101   24356065   24356065     (a)sole      n/a    (a)sole
STATE ST-TREA-IS               857492888    4000000    4000000     (a)sole      n/a    (a)sole
TEMPLETON DRAGON FUND INC      88018T101    7670800     302000     (a)sole      n/a    (a)sole
UNDER ARMOUR INC-CLASS A       904311107   10623379     381724     (a)sole      n/a    (a)sole
UNION PACIFIC CORP             907818108   10386300     178000     (a)sole      n/a    (a)sole
UNITEDHEALTH GROUP INC         91324P102    7637200     305000     (a)sole      n/a    (a)sole
VALERO ENERGY CORP             91913Y100    9365370     483000     (a)sole      n/a    (a)sole
VERIZON COMMUNICATIONS INC     92343V104   10231260     338000     (a)sole      n/a    (a)sole
                                          493462254   41923789     (a)sole      n/a    (a)sole